Shareholder Report, Holdings (Details) - PEO AlphaQuest(TM) Thematic PE ETF	Jun. 30, 2025
Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
IDEXX Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Verisk Analytics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VeriSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Dropbox, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Domino's Pizza, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%